Calvert
Equity Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Capital Markets — 7.7%
Charles Schwab Corp. (The)	947,981	$ 59,893,439
Intercontinental Exchange, Inc.	1,558,670	146,577,327
Moody's Corp.	176,196	47,920,026
S&P Global, Inc.	447,401	150,800,981
		$ 405,191,773
Chemicals — 6.6%
Air Products & Chemicals, Inc.	310,827	$ 74,747,677
Ecolab, Inc.	935,065	143,775,595
Linde PLC	455,725	131,034,609
		$349,557,881
Containers & Packaging — 1.2%
Ball Corp.	884,714	$60,841,782
		$60,841,782
Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	1,855,972	$119,487,477
TE Connectivity, Ltd.	406,497	45,995,136
		$165,482,613
Entertainment — 1.1%
Electronic Arts, Inc.	491,721	$59,817,860
		$59,817,860
Equity Real Estate Investment Trusts (REITs) — 4.9%
American Tower Corp.	754,424	$192,823,230
Crown Castle International Corp.	389,464	65,577,948
		$258,401,178
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	103,171	$49,447,797
		$49,447,797
Health Care Equipment & Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	115,425	$40,483,010
Intuitive Surgical, Inc.(1)	104,397	20,953,522
		$61,436,532
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings	156,129	$36,590,392
		$36,590,392
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	833,751	$ 63,690,239
		$ 63,690,239
Insurance — 3.5%
Aon PLC, Class A	238,629	$ 64,353,468
Marsh & McLennan Cos., Inc.	765,315	118,815,154
		$ 183,168,622
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C(1)	114,228	$ 249,868,038
		$249,868,038
IT Services — 16.4%
Accenture PLC, Class A	152,776	$42,418,256
Fidelity National Information Services, Inc.	702,638	64,410,826
Fiserv, Inc.(1)	1,341,360	119,340,799
Gartner, Inc.(1)	482,124	116,592,047
Mastercard, Inc., Class A	728,219	229,738,530
PayPal Holdings, Inc.(1)	654,804	45,731,511
Visa, Inc., Class A	1,242,995	244,733,286
		$862,965,255
Life Sciences Tools & Services — 10.6%
Agilent Technologies, Inc.	575,329	$68,331,825
Danaher Corp.	986,864	250,189,761
Thermo Fisher Scientific, Inc.	446,173	242,396,868
		$560,918,454
Machinery — 3.3%
IDEX Corp.	402,697	$73,141,856
Xylem, Inc.	1,295,411	101,275,232
		$174,417,088
Multiline Retail — 3.1%
Dollar General Corp.	676,881	$166,133,673
		$166,133,673
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	359,504	$91,554,884
		$91,554,884
Pharmaceuticals — 3.5%
Zoetis, Inc.	1,081,984	$185,982,230
		$185,982,230

Calvert
Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 3.8%
Verisk Analytics, Inc.	1,143,213	$ 197,878,738
		$ 197,878,738
Semiconductors & Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	320,521	$ 49,248,052
		$ 49,248,052
Software — 7.9%
Adobe, Inc.(1)	249,928	$ 91,488,644
Intuit, Inc.	213,781	82,399,749
Microsoft Corp.	939,271	241,232,971
SentinelOne, Inc., Class A(1)	8,126	189,579
		$415,310,943
Specialty Retail — 6.2%
Lowe's Cos., Inc.	365,597	$63,858,828
O'Reilly Automotive, Inc.(1)	154,252	97,450,243
TJX Cos., Inc. (The)	2,925,354	163,381,021
		$324,690,092
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	570,544	$58,309,597
		$58,309,597
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$78,117
Digital Directions International, Inc.(1)(3)(4)	354,389	92,141
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	198,539
		$368,797
Total Common Stocks (identified cost $3,024,605,105)		$5,031,272,510

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,393,291
Total High Social Impact Investments (identified cost $7,970,000)		$ 7,393,291

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 320,387
Series C-1(1)(3)(4)	1,023,444	314,402
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 634,789

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,992,752
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	138,415
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,039,291
Arborview Capital Partners L.P.(1)(3)(4)	477,179
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	892,277
China Environment Fund III L.P.(1)(3)(4)	1,412
Coastal Ventures III L.P.(1)(3)(4)	368,572
Core Innovations Capital I L.P.(1)(3)(4)	2,230,369
Cross Culture Ventures I L.P.(1)(3)(4)	1,221,985
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,863,691
DBL Partners III L.P.(1)(3)(4)	1,478,471
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,086,375
Ignia Fund I L.P.(1)(3)(4)	193,576
Impact Ventures II L.P.(1)(3)(4)	171,844
LeapFrog Financial Inclusion Fund(1)(3)(4)	25,244
New Markets Education Partners L.P.(1)(3)(4)	49,929
New Markets Venture Partners II L.P.(1)(3)(4)	59,563
Owl Ventures L.P.(1)(3)(4)	1,331,753
Renewable Energy Asia Fund L.P.(1)(3)(4)	269,189
SEAF India International Growth Fund L.P.(1)(3)(4)	937
SJF Ventures II L.P., Preferred(1)(3)(4)	220,309
SJF Ventures III L.P.(1)(3)(4)	925,494
Westly Capital Partners Fund II L.P.(1)(3)(4)	751,975
Total Venture Capital Limited Partnership Interests (identified cost $9,396,055)	$17,790,602

Calvert
Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	174,110,029	$ 174,110,029
Total Short-Term Investments (identified cost $174,110,029)		$ 174,110,029
Total Investments — 99.1% (identified cost $3,216,999,950)		$5,231,201,221
Other Assets, Less Liabilities — 0.9%		$ 46,393,343
Net Assets — 100.0%		$5,277,594,564

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $26,187,479, which represents 0.5% of the net assets of the Fund as of June 30, 2022.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-6/22/22	776,860
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/22/20	297,250
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/7/21	822,498
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
China Environment Fund III L.P.	1/24/08-4/19/13	528,093
Coastal Ventures III L.P.	7/30/12-1/9/19	119,453
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-6/29/22	370,254
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	328,866
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	200,375
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	0

Calvert
Equity Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2022.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $181,503,320, which represents 3.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,833,155	$ —	$ —	$ —	$(439,864)	$ 7,393,291	$ 89,663	$ 7,970,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	138,546,499	335,980,274	(474,511,463)	(3,572)	(11,738)	—	61,204	—
Liquidity Fund, Institutional Class(2)	—	489,143,484	(315,033,455)	—	—	174,110,029	229,769	174,110,029
Total				$(3,572)	$(451,602)	$181,503,320	$380,636

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,030,903,713(2)	$ —	$ —	$5,030,903,713
Common Stocks - Venture Capital	—	—	368,797	368,797
High Social Impact Investments	—	7,393,291	—	7,393,291
Preferred Stocks - Venture Capital	—	—	634,789	634,789
Venture Capital Limited Partnership Interests	—	—	17,790,602	17,790,602
Short-Term Investments	174,110,029	—	—	174,110,029
Total Investments	$5,205,013,742	$7,393,291	$18,794,188	$5,231,201,221

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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